BALANCE SHEET COMPONENTS - Allowance For Credit Loss and Sales Returns (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Allowance for credit losses
Balance at Beginning of Period	$ 3,768	$ 2,767
Charges (Releases) to Expense	(1,973)	2,548
Deductions	(855)	(1,547)
Balance at End of Period	940	3,768
Allowance for sales returns
Balance at Beginning of Period	359	501
Charges (Releases) to Expense	(134)	(142)
Deductions	0	0
Balance at End of Period	$ 225	$ 359